Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
23.	Supplemental cash flow information

For the year ended December 31,	2024	2023
Non-cash items:
Accrued share issuance and finance costs	$43	$376
Accrued interest expense	$4,746	$87
Right of use asset acquired	$549	$–